                                                         TCW GALILEO FUNDS, INC.
                                                                 (INTERNATIONAL)


                                                              SEMI-ANNUAL REPORT

                                                                  APRIL 30, 1998

                                                    TCW GALILEO FUNDS, INC.
                                                            (International)







TABLE OF CONTENTS
-----------------


Letter to Shareholders..................................................   3

Performance Summary.....................................................   4

Schedules of Investments:

   TCW Galileo Asia Pacific Equity Fund.................................   5

   TCW Galileo Emerging Markets Fund....................................   7

   TCW Galileo European Equities Fund...................................  13

   TCW Galileo International Equities Fund..............................  16

   TCW Galileo Japanese Equities Fund...................................  17

   TCW Galileo Latin America Equity Fund................................  19

Statements of Assets and Liabilities....................................  22

Statements of Operations................................................  24

Statements of Changes in Net Assets.....................................  26

Notes to Financial Statements...........................................  32

Financial Highlights....................................................  39

Shareholder Information.................................................  46

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)




TO OUR SHAREHOLDERS
-------------------


We are pleased to submit the April 30, 1998 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders. On the next page is a summary of each category's respective funds' net asset value and performance data through April 30, 1998.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, 12b-1 or deferred sales charges.

On June 1, 1998, we started four new Galileo Mutual Funds; TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Enhanced 500 Fund and TCW Galileo Emerging Markets Income Fund. A fifth new Galileo Fund, TCW Galileo Small Cap Value Fund will commence operations in the next few months. With a total of 22 Galileo Funds, our shareholders have a wide diversity of Funds to accomplish their investment objectives.

Please call your Account Representative or our Investor Relations Department at
(800) FUND TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.


/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board


June 3, 1998

PERFORMANCE SUMMARY (Unaudited)
------------------------------

                                         Net Asset Value                   Total Return - Annualized
                                           per Share                           As of April 30, 1998
                                         ---------------   ---------------------------------------------------------------
                                                            Latest Twelve
                                          April 30,         Months Ended        Latest        Since          Inception
                                            1998            April 30, 1998      5 Years     Inception           Date
                                        ---------------     --------------      -------     -----------     --------------
   TCW Galileo Asia Pacific Equity
     Fund                               $     5.62            (31.95)%            3.49%       4.30% /(1)/     04/01/93 /(2)/

   TCW Galileo Emerging Markets
     Fund                               $     8.56             (7.79)%              N/A       5.82% /(1)/     06/01/93 /(2)/

   TCW Galileo European Equities
     Fund                               $    12.73               N/A                N/A      62.05%           11/01/97

   TCW Galileo International Equities
     Fund                               $    11.68             21.74% /(1)/         N/A       8.92% /(1)/     12/01/93 /(2)/

   TCW Galileo Japanese Equities
     Fund                               $     8.58            (24.42)% /(1)/        N/A     (18.64)% /(1)/    05/01/95 /(2)/

   TCW Galileo Latin America Equity
     Fund                               $    13.53              8.13%             9.73%      13.33% /(1)/     07/01/91 /(2)/



(1) Performance data includes the performance of the predecessor limited partnership for periods before the TCW Galileo Funds' registration became effective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnerships had been registered under the 1940 Act, the limited partnership's performance may have been lower.

(2) Inception date of the predecessor limited partnership.

                                                        TCW GALILEO FUNDS, INC.
                                                                (International)

TCW GALILEO ASIA PACIFIC EQUITY FUND
                                                                 April 30, 1998

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

Number of
Shares or
Warrants       EQUITY SECURITIES                                                             VALUE
---------      -----------------                                                        --------------
               HONG KONG (45.5% of Net Assets)
 395,000       Beijing Datang Power Generation Company, Limited                          $     160,569
 111,000       Cheung Kong Holdings, Limited                                                   737,708
 115,000       CLP Holdings, Limited                                                           552,071
 455,000       China Telecom (Hong Kong), Limited                                              863,144  **
 105,000       Citic Pacific, Limited                                                          322,493
  11,000       Hang Seng Bank, Limited                                                          92,625
 285,200       Hong Kong Telecommunications, Limited                                           533,669
  31,400       HSBC Holdings Public Company, Limited                                           895,522
 113,000       Hutchison Whampoa, Limited                                                      698,503
  17,000       Legend Holdings, Limited                                                          7,294  **
  29,000       New World Development Company, Limited                                           82,520  **
  94,200       New World Infrastructure, Limited                                               202,404  **
  26,000       Shanghai Industrial Holdings, Limited                                            89,083  **
  88,000       Smartone Telecommunications                                                     231,101
  63,000       Sun Hung Kai Properties, Limited                                                373,984
                                                                                        --------------
               TOTAL HONG KONG (Cost: $6,460,153)                                            5,842,690
                                                                                        --------------
               INDIA (4.4%)
  16,100       Mahindra & Mahindra Limited (GDR)                                               119,945  **
  17,600       State Bank of India (GDR)                                                       334,400  **
   8,800       Videsh Sanchar Nigam, Limited (GDR)                                             107,800  **
                                                                                        --------------
               TOTAL INDIA (Cost: $563,903)                                                    562,145
                                                                                        --------------
               PHILIPPINES (3.5%)
 259,200       Ayala Land, Inc.                                                                101,426
 247,000       Jollibee Foods Corporation,Warrants, expire 03/25/03                            111,994  **
   8,700       Philippine Long Distance Telephone Company                                      232,360
                                                                                        --------------
               TOTAL PHILIPPINES (Cost: $481,926)                                              445,780
                                                                                        --------------
               SINGAPORE (9.1%)
  19,500       Development Bank of Singapore, Limited (Foreign Registered)                     129,180
  22,000       Electrical & Eltek International Company, Limited                               127,600
 100,000       Keppel Corporation, Limited                                                     118,612
  25,520       Singapore Press Holdings, Limited                                               281,767
 315,397       Singapore Technologies Engineering, Limited                                     270,625
 139,000       Singapore Telecommunications, Limited                                           238,536
                                                                                       ---------------
               TOTAL SINGAPORE (Cost: $1,189,431)                                            1,166,320
                                                                                       ---------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO ASIA PACIFIC EQUITY FUND

-----------------------------------------------

 Number of
 Shares or
  Rights            EQUITY SECURITIES                                                                       Value
------------        -----------------                                                                   -------------
                    SOUTH KOREA (5.4%)
      8,000         L.G. Chemical, Limited                                                              $    61,584  **
      1,000         Pohang Iron & Steel Company, Limited                                                     53,251  **
      3,000         Samsung Display Devices Company                                                         149,103  **
      3,000         Samsung Display Devices Company, Rights, expire 5/13/98                                   7,529  **
      4,600         Samsung Electronics Company, Limited                                                    254,410  **
        365         Samsung Electronics Company, Limited, Rights, expire 06/01/98                             7,038  **
        565         Samsung Fire & Marine Insurance                                                         166,798  **
                                                                                                        -----------
                    TOTAL SOUTH KOREA (Cost: $632,054)                                                      699,713
                                                                                                        -----------
                    TAIWAN (16.4%)
     34,000         Asustek Computer, Inc. (GDR)                                                            697,000  **
     25,000         Fubon Insurance Company (144A) (GDR)                                                    507,500  * **
     37,000         Taiwan Semiconductor Manufacturing Company, Limited (ADR)                               908,831  **
                                                                                                        -----------
                    TOTAL TAIWAN (Cost: $2,112,460)                                                       2,113,331
                                                                                                        -----------
                    THAILAND (7.1%)
     78,000         Electricity Generating Public Company, Limited (Foreign Registered)                     151,163  **
     25,000         Hana Microelectronics Public Company, Limited (Foreign Registered)                      109,173  **
    257,727         MBK Properties and Development Public Company, Limited (Foreign Registered)             183,139  **
    507,000         National Finance & Securities Public Company, Limited (Foreign Registered)              225,988  **
    108,100         Thai Farmer's Bank Public Company, Limited (Foreign Registered)                         247,206  **
                                                                                                        -----------
                    TOTAL THAILAND (Cost: $849,872)                                                         916,669
                                                                                                        -----------
                    TOTAL EQUITY SECURITIES (Cost: $12,289,799) (91.4%)                                  11,746,648
                                                                                                        -----------
  Principal
   Amount           SHORT-TERM INVESTMENT (Cost: $898,678) (7.0%)
------------        -------------------------------------------------------
$   898,678         Bank of New York Depository Reserve, 4.6%, due 05/01/98                                 898,678
                                                                                                        -----------

                    TOTAL INVESTMENTS (Cost: $13,188,477) (98.4%)                                        12,645,326


                    EXCESS OF OTHER ASSETS OVER LIABILITIES (1.6%)                                          210,614
                                                                                                        -----------
                    NET ASSETS (100%)                                                                   $12,855,940
                                                                                                        ===========


*   Restricted Security. (See Note 6)
**  Non-income producing.
    See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TCW GALILEO EMERGING MARKETS FUND
                                                                  April 30, 1998

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

     Number
   of Shares        EQUITY SECURITIES                                                                            Value
--------------      -----------------                                                                       --------------
                    COMMON STOCK
                    ------------
                    ARGENTINA (5.7% of Net Assets)
      9,327         Banco de Galicia y Buenos Aires, S.A. (ADR)                                             $     228,512
     29,178         CEI Citicorp Holdings, S.A.                                                                   122,562  **
     38,693         Perez Companc, S.A., Series B                                                                 232,573
     79,198         Siderca, S.A., Series A                                                                       190,890
      8,300         Telecom Argentina, STET-France Telecom, S.A., Series B (ADR)                                  298,800
     11,150         Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                                     429,972
     10,000         Transportadora de Gas del Sur, S.A., (ADR)                                                    115,625  **
     13,126         Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)                         457,769
                                                                                                            -------------
                    TOTAL ARGENTINA (Cost: $1,791,992)                                                          2,076,703
                                                                                                            -------------

                    BRAZIL (8.7%)
     18,325         Companhia Energetica De Minas Gerais (CEMIG) (ADR)                                            883,036
    200,000         Light-Servicos de Electricidade, S.A.                                                          80,448
  7,380,000         Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                                                 732,450
     11,580         Telecomunicacoes Brasileiras, S.A. (TELEBRAS)  (ADR)                                        1,410,589  **
    165,883         Telecomunicacoes de Sao Paulo, S.A. (TELESP)                                                   43,298
                                                                                                            -------------
                    TOTAL BRAZIL (Cost: $2,383,060)                                                             3,149,821
                                                                                                            -------------

                    CHILE (3.6%)
      8,300         Banco Santander Chile, Series A  (ADR)                                                        116,200  **
      5,500         Chilectra, S.A. (144A) (ADR)                                                                  151,594  *
      7,847         Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)                                 196,665
     13,860         Embotelladora Andina, S.A., Series A (ADR)                                                    312,716
      9,060         Embotelladora Andina, S.A., Series B (ADR)                                                    183,465
      8,440         Laboratorio Chile, S.A. (ADR)                                                                 166,690  **
      5,600         Vina Concha y Toro, S.A. (ADR)                                                                182,000
                                                                                                            -------------
                    TOTAL CHILE (Cost: $1,212,168)                                                              1,309,330
                                                                                                            -------------

                    COLOMBIA (2.2%)
     13,900         Almacenes Exito, S.A.                                                                          34,623
     31,613         Banco de Bogota                                                                               132,010
      7,450         BanColombia, S.A. (ADR)                                                                       112,681
     31,850         Bavaria CB                                                                                    202,977
     22,770         Compania Nacional de Chocolates, S.A.                                                         116,769
      9,000         Suramericana de Inversiones, S.A.                                                             138,462
     31,850         Valores Bavaria, S.A.                                                                          79,333  **
                                                                                                            -------------
                    TOTAL COLOMBIA (Cost: $1,102,855)                                                             816,855
                                                                                                            -------------

*   Restricted Security. (See Note 6)
**  Non-income producing.
    See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

-----------------------------------------------

     Number
   of Shares        EQUITY SECURITIES                                                                   Value
---------------     -----------------                                                               -------------
                    EGYPT (0.9%)
      8,250         Commercial International Bank (144A) (GDR)                                      $     139,425  * **
      9,500         Suez Cement Company (144A) (GDR)                                                      193,325  * **
                                                                                                    -------------
                    TOTAL EGYPT  (Cost: $388,394)                                                         332,750
                                                                                                    -------------

                    GREECE (4.7%)
      4,860         Alpha Credit Bank                                                                     512,950
     22,900         Hellenic Telecommunication Organization, S.A.                                         656,077
      6,300         Titan Cement Company, S.A.                                                            539,473  **
                                                                                                    -------------
                    TOTAL GREECE (Cost: $1,166,388)                                                     1,708,500
                                                                                                    -------------

                    HONG KONG  (2.5%)
    588,000         Beijing Datang Power Generation Company, Limited                                      239,024
    160,000         China Telecom (Hong Kong), Limited                                                    303,523  **
    221,000         Legend Holdings, Limited                                                               94,828  **
     59,400         New World Infrastructure, Limited                                                     127,631  **
     46,000         Shanghai Industrial Holdings, Limited                                                 157,607  **
                                                                                                    -------------
                    TOTAL HONG KONG (Cost: $1,026,436)                                                    922,613
                                                                                                    -------------

                    HUNGARY (2.6%)
      2,200         Gedeon Richter (144A) (ADR)                                                           234,300  * **
      9,700         Magyar Tavkozlesi (Matav) Rt.                                                         286,150  **
     14,383         Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR)                                          440,120  * **
                                                                                                    -------------
                    TOTAL HUNGARY (Cost: $638,638)                                                        960,570
                                                                                                    -------------

                    INDIA (3.0%)
     13,500         Hindalco Industries, Limited (GDR)                                                    263,250  **
     24,000         Mahanagar Telephone Nigam, Limited (144A) (GDR)                                       387,000  * **
     12,300         State Bank of India (GDR)                                                             233,700  **
     17,500         Videsh Sanchar Nigam, Limited (GDR)                                                   214,375  **
                                                                                                    -------------
                    TOTAL INDIA (Cost: $1,073,419)                                                      1,098,325
                                                                                                    -------------

                    IRELAND (COST: $275,000) (0.4%)
     27,500         Central Asia Investment Company, Limited                                              137,500  **
                                                                                                    -------------
                    ISRAEL (1.4%)
      2,990         NICE-Systems, Limited, (ADR)                                                          128,570  **
      8,580         Teva Pharmaceutical Industries, Limited, (ADR)                                        366,795
                                                                                                    -------------
                    TOTAL ISRAEL (Cost: $509,882)                                                         495,365
                                                                                                    -------------

*   Restricted Security. (See Note 6)
**  Non-income producing.
    See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998

   Number of
    Shares
  or Warrants       EQUITY SECURITIES                                                                         Value
---------------     -----------------                                                                     -------------
                    LATIN AMERICAN REGIONAL (Cost: $129,512) (0.7%)
       6,370        Panamerican Beverages, Inc. (ADR)                                                     $     254,004  **
                                                                                                          -------------

                    MEXICO (14.7%)
      41,700        Apasco, S.A.de C.V.                                                                         282,745
      95,000        Cemex, S.A. de C.V., Series B                                                               570,335  **
     294,100        Cifra, S.A. de C.V., Series C                                                               499,226  **
      18,300        DESC, S.A. de C.V., Series B                                                                127,098  **
      35,700        Fomento Economico Mexicano, S.A. de C.V., Series B                                          263,915  **
      45,600        GRUPO CARSO, S.A. De C.V.,  Series A1                                                       286,644  **
      56,791        Grupo Financiero Inbursa, S.A. de C.V., Series B                                            173,147  **
     112,200        Grupo Industrial Bimbo, S.A. de C.V., Series A                                              281,325
      34,300        Grupo Modelo, S.A. de C.V., Series C                                                        323,821  **
      12,710        Grupo Televisa, S.A. de C.V. (ADR)                                                          521,110  **
     123,700        Kimberly-Clark de Mexico, S.A. de C.V., Series A                                            606,487
      11,000        Organizacion Soriana, S.A. de C.V., Series B                                                 41,501  **
      19,935        Telefonos de Mexico, S.A. de C.V. (ADR)                                                   1,128,819
      11,780        Tubos de Acero de Mexico, S.A. de C.V. (ADR)                                                216,458  **
                                                                                                          -------------
                    TOTAL MEXICO (Cost: $3,978,293)                                                           5,322,631
                                                                                                          -------------

                    PERU (1.3%)
      88,725        Cementos Lima, S.A., Class T                                                                193,303
     186,734        Union de Cerveceria Peruanas Backus y Johnston, S.A., Class T                               145,062
      15,094        Compania de Minas Buenaventura, S. A., Series B                                             117,256
                                                                                                          -------------
                    TOTAL PERU (Cost: $386,925)                                                                 455,621
                                                                                                          -------------

                    PHILIPPINES (2.2%)
     674,000        Jollibee Foods Corporation, Warrants, expire 03/25/03                                       305,602  **
      17,800        Philippine Long Distance Telephone Company                                                  475,404
                                                                                                          -------------
                    TOTAL PHILIPPINES (Cost: $842,929)                                                          781,006
                                                                                                          -------------

                    POLAND (2.2%)
       1,580        International Trading & Investments Holdings, S.A. (GDR)                                    395,000  **
      42,500        Polifarb Cieszyn-Wroclaw, S.A.                                                              157,546  **
       4,428        Powszechne Swiadectwo Udzialowe                                                             146,558  **
       1,064        Zaklady Piwowarskie w Zywcu, S.A. (ZYWIEC)                                                  105,805  **
                                                                                                          -------------
                    TOTAL POLAND (Cost: $812,941)                                                               804,909
                                                                                                          -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

-----------------------------------------------

     Number
   of Shares
   or Rights        EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                               -------------
                    PORTUGAL (1.0%)
       3,700        Banco Espirito Santo e Comercial de Lisboa, S.A.                                $     176,937  **
       6,800        Banco Pinto & Sotto Mayor                                                             171,090  **
                                                                                                    -------------
                    TOTAL PORTUGAL (Cost: $371,031)                                                       348,027
                                                                                                    -------------

                    RUSSIA (2.5%)
      26,500        Gazprom (144A) (ADR)                                                                  488,925  * **
       1,600        Gorkovsky Auto Plant                                                                  221,280  **
      58,000        Rostelecom                                                                            209,612  **
                                                                                                    -------------
                    TOTAL RUSSIA (Cost: $1,042,584)                                                       919,817
                                                                                                    -------------

                    SOUTH AFRICA (8.8%)
       6,400        Anglo American Corporation of South Africa                                            378,444  **
       5,550        Anglogold, Limited                                                                    294,156  **
      27,860        Barlow, Limited                                                                       269,151  **
       6,720        De Beers Centenary, A.G.                                                              174,097  **
      16,222        Johnnies Industrial Corp., Limited                                                    234,195
      12,480        Liberty Life Association of Africa, Limited                                           422,047
      12,100        Nedcor, Limited                                                                       344,586
      97,000        New Africa Investments, Limited, Series N                                             120,854  **
     115,260        New Clicks Holdings, Limited                                                          182,355  **
      15,185        South African Breweries, Limited                                                      509,320  **
      69,400        Wooltru, Limited, Series N                                                            247,048
                                                                                                    -------------
                    TOTAL SOUTH AFRICA (Cost: $2,934,795)                                               3,176,253
                                                                                                    -------------

                    SOUTH KOREA (4.4%)
      25,000        L.G. Chemical, Limited                                                                192,451  **
       5,500        Pohang Iron & Steel Company, Limited                                                  292,881  **
      12,000        Samsung Electronics Company, Limited                                                  663,677  **
         954        Samsung Electronics Company, Limited, Rights, expire 06/01/98                          18,396  **
       1,470        Samsung Fire & Marine Insurance                                                       433,969  **
                                                                                                    -------------
                    TOTAL SOUTH KOREA (Cost: $1,551,106)                                                1,601,374
                                                                                                    -------------

                    TAIWAN (5.8%)
      33,300        Asustek Computer, Inc. (GDR)                                                          682,650  **
       7,000        Fubon Insurance Company (144A) (GDR)                                                  142,100  * **
       7,800        Synnex Technology International Corp. (GDR)                                           177,450  **
      25,000        Taiwan Index Fund, Limited                                                            306,250  **
      31,900        Taiwan Semiconductor Manufacturing Company, Limited (ADR)                             783,560  **
                                                                                                    -------------
                    TOTAL TAIWAN (Cost: $2,127,929)                                                     2,092,010
                                                                                                    -------------

*   Restricted Security. (See Note 6)
**  Non-income producing.
    See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998

  Number of
    Shares          EQUITY SECURITIES                                                                       Value
--------------      -----------------                                                                   -------------
                    THAILAND (2.9%)
      40,000        Hana Microelectronics Public Company, Limited (Foreign Registered)                  $     174,677  **
     339,954        MBK Properties and Development Public Company, Limited (Foreign Registered)               241,569  **
     446,000        National Finance & Securities Public Company, Limited (Foreign Registered)                198,798  **
     194,400        Thai Farmer's Bank Public Company, Limited (Foreign Registered)                           444,558  **
                                                                                                        -------------
                    TOTAL THAILAND (Cost: $944,438)                                                         1,059,602
                                                                                                        -------------

                    TURKEY (5.6%)
   3,200,000        Akbank, A.S.                                                                              271,783  **
   7,500,000        Aksigorta, A.S.                                                                           554,556  **
   2,100,000        Efes Sinai Yatirim Holdings, A.S., Series B                                               402,878  **
     783,000        KOC Holdings, A.S.                                                                        165,863  **
   1,230,000        Netas Northern Electric Telekomunikasyon, A.S.                                            457,194  **
   3,629,999        Trakya Cam Sanayii, A.S.                                                                  181,355  **
                                                                                                        -------------
                    TOTAL TURKEY (Cost: $1,848,002)                                                         2,033,629
                                                                                                        -------------

                    TOTAL COMMON STOCK (Cost: $28,538,717) (87.8%)                                         31,857,215
                                                                                                        -------------

                    PREFERRED STOCK
                    ---------------
                    ARGENTINA (Cost: $163,555)  (0.4%)
      12,750        Quilmes Industrial, S.A. (ADR)                                                            141,047  **
                                                                                                        -------------

                    BRAZIL (4.6%)
   2,728,890        Centrais Eletricas Brasileiras, S.A. (ELECTROBRAS), Series B                              121,721
     354,677        Companhia Cervejaria Brahma                                                               231,055
       6,822        Compania Riograndense de Telecomunicacoes                                                   9,008  **
       8,108        Companhia Vale do Rio Doce                                                                191,427
     262,000        Itausa - Investimentos Itau, S.A.                                                         222,228
   1,617,000        Petroleo Brasileiro, S.A.  (PETROBRAS)                                                    410,047
   1,292,166        Telecomunicacoes Brasileiras, S.A.  (TELEBRAS)                                            157,736
     946,282        Telecomunicacoes de Sao Paulo, S.A.  (TELESP)                                             321,882
                                                                                                        -------------
                    TOTAL BRAZIL (Cost: $1,176,396)                                                        1 ,665,104
                                                                                                        -------------

                    TOTAL PREFERRED STOCK (Cost: $1,339,951) (5.0%)                                        1 ,806,151
                                                                                                        -------------

                    TOTAL EQUITY SECURITIES (Cost: $29,878,668) (92.8%)                                    33,663,366
                                                                                                        -------------

**  Non-income producing.
    See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND

-----------------------------------------------

   Principal
    Amount          OTHER INVESTMENTS                                                                   Value
--------------      -----------------                                                               -------------
                    SHORT-TERM INVESTMENT (Cost: $2,503,229) (6.9%)
                    -----------------------------------------------
$    2,503,229      Bank of New York Depository Reserve, 4.6%, due 05/01/98                         $   2,503,229
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost: $32,381,897) (99.7%)                                      36,166,595

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.3%)                                        118,928
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $  36,285,523
                                                                                                    =============


See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TCW GALILEO EUROPEAN EQUITIES FUND
                                                                  April 30, 1998


SCHEDULE OF INVESTMENTS (Unaudited)


  Number of
   Shares
 or Warrants       EQUITY SECURITIES                                                                   Value
-------------      -----------------                                                               -------------
                   COMMON STOCK
                   ------------
                   FINLAND (2.4% of NET ASSETS)
       4,402       Nokia, OYJ                                                                      $     292,325
      17,684       Nokia, Series A                                                                     1,184,081
                                                                                                   -------------
                   TOTAL FINLAND (Cost:  $765,568)                                                     1,476,406
                                                                                                   -------------

                   FRANCE (16.4%)
       3,569       Accor, S.A.                                                                           971,935
       5,895       Alcatel Alsthom (Cie Gen El)                                                        1,092,120
      11,197       Axa, S.A.                                                                           1,313,464
      12,190       Banque Nationale De Paris                                                           1,026,889
       8,896       Cap Gemini, S.A.                                                                    1,154,403
       9,875       Compagnie Generale Des Eaux                                                         1,834,386
       4,341       Compagnie Generale Des Eaux, Warrants, expire 05/02/01                                  6,311 **
         140       Michelin (C.G.D.E.), Class B                                                            8,814
      14,631       Total, S.A., Class B                                                                1,738,168
       9,721       Valeo, S.A.                                                                           965,882
                                                                                                   -------------
                   TOTAL FRANCE (Cost:  $6,810,593)                                                   10,112,372
                                                                                                   -------------

                   GERMANY (9.8%)
       5,087       Adidas-Salomon AG                                                                     843,110
         799       Bayer AG                                                                              881,348
      37,477       Commerzbank AG                                                                      1,444,796
       1,241       Mannesmann AG                                                                         984,504
       2,179       SAP AG                                                                              1,031,838
      24,935       Tarkett Sommer AG                                                                     861,265 **
                                                                                                   -------------
                   TOTAL GERMANY (Cost:  $4,332,025)                                                   6,046,861
                                                                                                   -------------

                   GREAT BRITAIN (29.1%)
      85,773       Abbey National, PLC                                                                 1,610,485
      60,909       British Aerospace, PLC                                                              2,034,713
     114,860       British Airways, PLC                                                                1,207,941
      97,082       Dixons Group, PLC                                                                     926,183
      78,338       General Electric Company, PLC                                                         644,085
      82,602       Kingfisher, PLC                                                                     1,500,536
      60,635       Land Securities, PLC                                                                1,082,732
     280,823       Lucas Variety, PLC                                                                  1,258,327
      61,536       National Westminster Bank, PLC                                                      1,224,629
      69,983       Pearson, PLC                                                                        1,097,543
      41,318       PizzaExpress, PLC                                                                     539,704

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO EUROPEAN EQUITIES FUND

-----------------------------------------------

   Number of
Shares, Rights
  or Warrants       EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                               -------------
                    GREAT BRITAIN (Continued)
        46,672      Reckitt & Coleman, PLC                                                          $     940,307
       109,646      Royal & Sun Alliance Insurance Group, PLC                                           1,217,729
       103,612      SmithKline Beecham, PLC                                                             1,236,900
       122,052      Vodafone Group, PLC                                                                 1,340,205
                                                                                                    -------------
                    TOTAL GREAT BRITAIN (Cost:  $14,155,711)                                           17,862,019
                                                                                                    -------------

                    IRELAND (Cost:  $448,648) (0.9%)
         8,962      Elan Corp., PLC (ADR)                                                                 556,764
                                                                                                    -------------

                    ITALY (8.6%)
       129,112      Banco Ambrosiano, Warrants, expire 05/31/02                                           156,634 **
       134,326      Eni, S.p.A.                                                                           899,548
       202,050      Credito Italiano                                                                    1,056,930
       199,500      Fiat, S.p.A.                                                                          793,498
       795,000      Seat, S.p.A.                                                                          596,082 **
       238,550      Telecom Italia Mobile, S.p.A.                                                       1,796,022 **
                                                                                                    -------------
                    TOTAL ITALY (Cost:  $4,727,107)                                                     5,298,714
                                                                                                    -------------

                    NETHERLANDS (9.7%)
         5,050      Akzo, N.V.                                                                          1,026,585
        14,934      ASM Lithography                                                                     1,354,682 **
        30,029      Internationale Nederlanden Groep                                                    1,950,147 **
        18,395      Philips Electronics, N.V.                                                           1,619,502
                                                                                                    -------------
                    TOTAL NETHERLANDS (Cost:  $4,451,698)                                               5,950,916
                                                                                                    -------------

                    SPAIN (4.7%)
        23,021      Repsol, S.A.                                                                        1,260,742
        38,142      Telefonica de Espana, S.A.                                                          1,591,022
        38,142      Telefonica de Espana, S.A., Rights, expire 05/07/98                                    30,929  **
                                                                                                    -------------
                    TOTAL SPAIN (Cost:  $2,040,336)                                                     2,882,693
                                                                                                    -------------

                    SWEDEN (4.5%)
       105,750      ABB AB                                                                              1,638,265
        17,625      Autoliv, Inc.                                                                         534,711
        77,341      Nordbanken Holding AB                                                                 569,124
                                                                                                    -------------
                    TOTAL SWEDEN (Cost:  $2,502,214)                                                    2,742,100
                                                                                                    -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998


   Number of
    Shares          EQUITY SECURITIES                                                                    Value
----------------    -----------------                                                               -------------
                    SWITZERLAND (11.0%)
           3,314    Adecco, S.A.                                                                    $   1,445,957
           6,721    Ciba Specialty Chemicals Holding Inc.                                                 812,591 **
             613    Nestle, S.A.                                                                        1,188,269
             894    Novartis AG                                                                         1,476,898
              88    Roche Holding AG Genussshein                                                          891,314
           1,506    Zurich Insurance                                                                      916,922
                                                                                                    -------------
                    TOTAL SWITZERLAND (Cost:  $5,198,344)                                               6,731,951
                                                                                                    -------------
                    TOTAL COMMON STOCK (Cost: $45,432,244) (97.1%)                                     59,660,796
                                                                                                    -------------

                    PREFERRED STOCK (Cost:  $311,194)
                    --------------------------------
                    GERMANY (0.5%)
             180    Hugo Boss                                                                             328,412
                                                                                                    -------------

                    TOTAL EQUITY SECURITIES (Cost:  $45,743,438) (97.6%)                               59,989,208
                                                                                                    -------------
    Principal
     Amount         CONVERTIBLE SECURITIES (Cost:  $62,903)
-----------------   ---------------------------------------
                    ITALY (0.1%)
ITL  112,973,000    Banco Ambrosiano, 3.15%, due 01/01/03                                                  63,418
                                                                                                    -------------


                    SHORT-TERM INVESTMENTS
                    ----------------------
$      1,014,438    Bank of New York Depository Reserve, 4.6%, due 05/01/98                             1,014,438
       1,488,504    Foreign Currency Call Accounts                                                      1,491,516
                                                                                                    -------------

                    TOTAL SHORT-TERM INVESTMENTS (Cost: $2,502,942) (4.1%)                              2,505,954
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost: $48,309,283) (101.8%)                                     62,558,580

                    LIABILITIES IN EXCESS OF OTHER ASSETS (-1.8%)                                      (1,092,285)
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $  61,466,295
                                                                                                    =============

ITL -  Italian Lira.
**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO INTERNATIONAL EQUITIES FUND


SCHEDULE OF INVESTMENTS (Unaudited)


    Number
  of Shares         INVESTMENT COMPANIES                                                                Value
--------------      --------------------                                                            -------------
                    TCW GALILEO MUTUAL FUNDS
       628,326      TCW Galileo Asia Pacific Equity Fund                                            $   3,531,192
     4,727,655      TCW Galileo European Equities Fund                                                 60,183,048
     1,290,374      TCW Galileo Japanese Equities Fund                                                 11,071,409
       177,564      TCW Galileo Latin America Equity Fund                                               2,402,441
       360,000      TCW Galileo Money Market Fund                                                         360,000
                                                                                                    -------------
                    TOTAL TCW GALILEO MUTUAL FUNDS (Cost: $67,000,307) (97.0%)                         77,548,090
                                                                                                    -------------
   Principal
    Amount          SHORT-TERM INVESTMENT (Cost: $2,402,610) (3.0%)
--------------      -----------------------------------------------
$    2,402,610      Bank of New York Depository Reserve, 4.6%, due 05/01/98                             2,402,610
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost: $69,402,917) (100.0%)                                     79,950,700

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.0%)                                          7,384
                                                                                                    -------------
                    NET ASSETS (100%)                                                               $  79,958,084
                                                                                                    =============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


TCW GALILEO JAPANESE EQUITIES FUND
                                                                  April 30, 1998


SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

   Number of
    Shares
  or Warrants       EQUITY SECURITIES                                                                   Value
--------------      -----------------                                                               -------------
                    COMMON STOCK
                    JAPAN (77.8% of Net Assets)
         7,000      Autobacs Seven Company, Limited                                                 $     232,225
        42,000      Cleanup Corporation                                                                   158,969 **
         7,000      Fuji Photo Film Company                                                               248,586 **
        27,000      Fujisawa Pharmaceutical Company, Limited                                              262,407
        55,000      Fuso Pharmaceutical Industries, Limited                                               163,387 **
         1,000      Gunze, Limited                                                                          2,224
        35,000      Heiwa Corporation                                                                     368,129 **
        65,000      Hitachi, Limited                                                                      465,091 **
       100,000      Kawasaki Steel Corporation                                                            135,716
        80,000      Meiji Seika                                                                           254,543
        40,000      Mitsubishi Estate Company, Limited                                                    386,036 **
       100,000      Mitsubishi Heavy Industries, Limited                                                  369,449 **
        80,000      Mitsui Marine and Fire Insurance Company, Limited                                     409,560 **
        16,000      Murata Manufacturing Company, Limited                                                 459,625 **
        75,000      NCR Japan, Limited                                                                    337,028
        45,000      NEC Corporation                                                                       505,542 **
         2,000      Nintendo Company, Limited                                                             180,351 **
            70      Nippon Telegraph & Telephone Corporation                                              612,230
        77,000      Nissan Fire & Marine Insurance Company, Limited                                       278,670
        35,000      Nomura Securities Company, Limited                                                    426,185
             5      NTT Data Corporation                                                                  215,637 **
        30,000      S.T. Chemical Company, Limited                                                        108,120
        39,000      Sagami Company, Limited                                                                88,509 **
        10,000      Satori Electric Company, Limited                                                      110,081 **
        28,000      Seikagaku Corporation                                                                 152,002
        40,000      Shimadzu Corporation                                                                  127,875
            40      Shin Nippon Air Technologies Company, Limited                                             200
        23,000      Shin-etsu Chemical Company, Limited                                                   447,410 **
        21,000      Shiseido Company, Limited                                                             276,295 **
         6,000      Sony Corporation                                                                      498,077
        21,000      Tasaki Shinju Company, Limited                                                         72,834
           750      Tasaki Shinju Company, Limited, Warrants, expire 10/09/99                               1,998 **
        68,000      Toshiba Coporation                                                                    314,801
        48,000      Toshiba Plant Kensetsu Company, Limited                                               144,764 **
                                                                                                    -------------
                    TOTAL EQUITY SECURITIES (Cost:  $10,332,040)                                        8,814,556
                                                                                                    -------------

**  Non-income producing.
See accompanying Notes to Financial Statements.

TCW GALILEO JAPANESE EQUITIES FUND

----------------------------------------------

  Principal
   Amount           CONVERTIBLE SECURITIES                                                              Value
--------------      ----------------------                                                          -------------
                    JAPAN (20.3%)
(Y)100,000,000      AB International Cayman, Convertible Bond, 0.5%, due 08/01/07                   $     580,562
    21,000,000      Matsushita Electric Industries, Convertible Bond, 1.4%, due 03/31/04                  214,544
    53,000,000      Nippon Ceramic Company, Convertible Bond, 1%, due 12/30/02                            397,610
    70,000,000      Nitto Denko Corporation, Convertible Bond, 2.2%, due 03/31/99                         570,535
    60,000,000      Ricoh Company, Limited, Convertible Bond, 0.35%, due 03/31/03                         543,316
                                                                                                    -------------
                    TOTAL CONVERTIBLE SECURITIES (Cost: $2,355,452)                                     2,306,567
                                                                                                    -------------

                    TOTAL INVESTMENTS (Cost: $12,687,492) (98.1%)                                      11,121,123

                    EXCESS OF OTHER ASSETS OVER LIABILITIES (1.9%)                                        214,728
                                                                                                    -------------

                    NET ASSETS (100%)                                                               $  11,335,851
                                                                                                    =============

(Y) - Japanese Yen.
See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TCW GALILEO LATIN AMERICA EQUITY FUND
                                                                  April 30, 1998

SCHEDULE OF INVESTMENTS (Unaudited)
-----------------------------------

       Number of
        Shares      EQUITY SECURITIES                                                                     Value
     -----------    -----------------                                                                 ------------
                    COMMON STOCK
                    ------------
                    ARGENTINA (8.9% of Net Assets)
        13,073      Banco de Galicia y Buenos Aires, S.A. (ADR)                                       $   320,288
        81,967      Perez Companc, S.A., Series B                                                         492,681
       139,238      Siderca, S.A., Series A                                                               335,604
        12,723      Telecom Argentina STET - France Telecom, S.A., Series B                                91,617
         9,850      Telecom Argentina STET - France Telecom, S.A., Series B (ADR)                         354,600
        14,190      Telefonica de Argentina, Sociedad Anonima, Series B (ADR)                             547,202
         1,600      Transportadora de Gas del Sur, S.A. (ADR)                                              18,500  **
        22,570      Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)                 787,129
                                                                                                      ------------
                    TOTAL ARGENTINA (Cost: $2,163,921)                                                  2,947,621
                                                                                                      ------------

                    BRAZIL (15.1%)
     8,720,330      Centrais Electricas Brasileiras, S.A., (ELECTROBRAS)                                  358,391
     1,949,000      Companhia de Saneamento Basico de Estado de Sao Paulo                                 443,109
       610,000      Light-Servicos de Electricidade, S.A.                                                 245,365
        32,425      Telecomunicacoes Brasileiras, S.A. (TELEBRAS) (ADR)                                 3,949,770  **
                                                                                                      ------------
                    TOTAL BRAZIL (Cost: $2,798,584)                                                     4,996,635
                                                                                                      ------------

                    CHILE (4.0%)
         8,440      Banco Santander  Chile, Series A (ADR)                                                118,160  **
         9,300      Chilectra, S.A. (144A) (ADR)                                                          256,331  *
         7,300      Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)                         182,956
        30,500      Embotelladora Andina, S.A., Series A (ADR)                                            329,413
         8,250      Laboratorio Chile, S.A.(ADR)                                                          162,938  **
        12,191      The Five Arrows Chile Investment Trust, Limited                                        28,100
         7,200      Vina Concha y Toro, S.A. (ADR)                                                        234,000
                                                                                                      ------------
                    TOTAL CHILE (Cost: $1,260,432)                                                      1,311,898
                                                                                                      ------------

                    COLOMBIA (3.5%)
        27,676      Almacenes Exito, S.A.                                                                  68,937
        41,087      Banco de Bogota                                                                       171,572
        12,980      BanColombia, S.A. (ADR)                                                               196,322
        37,550      Bavaria CB                                                                            239,302
        23,009      Compania Nacional de Chocolates, S.A.                                                 117,995
        17,300      Suramericana de Inversiones, S.A.                                                     266,154
        35,850      Valores Bavaria, S.A.                                                                  89,297  **
                                                                                                      ------------
                    TOTAL COLOMBIA (Cost: $1,587,227)                                                   1,149,579
                                                                                                      ------------

*   Restricted Security. (See Note 6)
**  Non-income producing.
    See accompanying Notes to Financial Statements.

TCW GALILEO LATIN AMERICA EQUITY FUND

-----------------------------------------------

       Number of
        Shares      EQUITY SECURITIES                                                                     Value
     -----------    -----------------                                                                 ------------
                    LATIN AMERICA REGIONAL (Cost: $328,751) (1.3%)
        11,100      Panamerican Beverages, Inc. (ADR)                                                 $    443,011  **
                                                                                                      ------------
                    MEXICO (38.5%)
        95,800      Apasco, S.A. de C.V.                                                                  649,568
       230,300      Cemex, S.A. de C.V., Series B                                                       1,382,613  **
       666,940      Cifra, S.A. de C.V., Series C                                                       1,132,110  **
       121,046      Cifra, S.A. de C.V., Series V                                                         212,311  **
        49,400      DESC, S.A. de C.V., Series B                                                          343,096  **
        83,900      Fomento Economico Mexicano, S.A. de C.V., Series B                                    620,238  **
       105,200      GRUPO CARSO, S.A. de C.V., Series A1                                                  661,292  **
       122,239      Grupo Financiero Inbursa, S.A. de C.V., Series B                                      372,689  **
       254,800      Grupo Industrial Bimbo, S.A. de C.V., Series A                                        638,875
        75,700      Grupo Modelo, S.A. de C.V., Series C                                                  714,672  **
        31,840      Grupo Televisa, S.A. de C.V. (ADR)                                                  1,305,440  **
       288,800      Kimberly-Clark de Mexico, S.A. de C.V., Series A                                    1,415,953
       105,000      Organizacion Soriana, S.A., de C.V., Series B                                         399,163  **
        41,345      Telefonos de Mexico, S.A. de C.V. (ADR)                                             2,341,161
        28,513      Tubos de Acero de Mexico, S.A. de C.V. (ADR)                                          523,926  **
                                                                                                      ------------
                    TOTAL MEXICO (Cost: $8,705,263)                                                    12,713,107
                                                                                                      ------------

                    PERU (1.8%)
        90,456      Cementos Lima, S.A., Class T                                                          197,074
       191,989      Union de Cerveceria Peruanas Backus y Johnston, S.A., Class T                         149,144
        29,646      Compania de Minas Buenaventura, S.A., Series B                                        230,301
                                                                                                      ------------
                    TOTAL PERU (Cost: $504,123)                                                           576,519
                                                                                                      ------------

                    VENEZUELA (1.4%)
       159,582      C.A. La Eletricidad de Caracas, S.A.C.A.                                               97,770
        10,310      Compania Anonima Nacional Telefonos de Venezuela (ADR)                                345,385
                                                                                                      ------------
                    TOTAL VENEZUELA (Cost:  $408,470)                                                     443,155
                                                                                                      ------------
                    TOTAL COMMON STOCK (Cost: $17,756,771) (74.5%)                                     24,581,525
                                                                                                      ------------

                    PREFERRED STOCK
                    ---------------
                    ARGENTINA (Cost: $195,251) (0.5%)
        15,500      Quilmes Industrial, S.A. (ADR)                                                        171,469  **
                                                                                                      ------------

**  Non-income producing.
    See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998

      Number of
       Shares       EQUITY SECURITIES                                                                    Value
   -------------    -----------------                                                                -------------
                    BRAZIL (20.7%)
       357,700      Banco Itau, S.A.                                                                 $    240,844
     6,641,800      CENTRAIS ELECTRICAS BRASILEIRAS, S.A. (ELECTROBRAS), Series B                         296,256
       743,491      Companhia Cervejaria Brahma                                                           484,348
        36,260      COMPANHIA ENERGETICA DE MINAS GERAIS (CEMIG) (ADR)                                  1,747,279
    22,080,000      Companhia Paranaense de Energia (COPEL), Series B                                     308,919
        28,942      Companhia Vale do Rio Doce                                                            683,311
       827,400      Empresa Nacional de Comercio Redito e Participacoes, S.A.                               2,250
       569,000      Itausa - Investimentos Itau, S.A.                                                     482,625
     4,603,000      Petroleo Brasiliero, S.A. (PETROBRAS)                                               1,167,252
     5,200,000      Telecomunicacoes Brasileiras, S.A. (TELEBRAS)                                         516,089
     2,598,800      Telecomunicacoes de Sao Paulo, S.A. (TELESP)                                          883,992
                                                                                                     -------------
                    TOTAL BRAZIL (Cost: $5,184,965)                                                     6,813,165
                                                                                                     -------------
                    TOTAL PREFERRED STOCK (Cost: $5,380,216) (21.2%)                                    6,984,634
                                                                                                     -------------

                    TOTAL EQUITY SECURITIES (Cost: $23,136,987) (95.7%)                                31,566,159
                                                                                                     -------------
    Principal
     Amount         SHORT-TERM INVESTMENT (Cost: $1,234,289) (3.7%)
   ------------     -----------------------------------------------
   $ 1,234,289      Bank of New York Depository Reserve, 4.6%, due 05/01/98                             1,234,289
                                                                                                     -------------

                    TOTAL INVESTMENTS (Cost: $24,371,276) (99.4%)                                      32,800,448


                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.6%)                                        200,175
                                                                                                     -------------

                    NET ASSETS (100%)                                                                $ 33,000,623
                                                                                                     =============

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
------------------------------------------------

                                                                     TCW Galileo                  TCW Galileo
                                                                    Asia Pacific               Emerging Markets
                                                                     Equity Fund                     Fund
                                                                   --------------               --------------
ASSETS

   Investments, at Value /(1)/                                     $       12,645               $       36,167
   Receivables for FundShares Sold                                              -                           10
   Receivables for Securities Sold                                            269                          583
   Accrued Interest and Dividends Receivable                                   34                           93
   Deferred Organization Costs                                                  1                            1
                                                                   --------------               --------------
         Total Assets                                                      12,949                       36,854
                                                                   --------------               --------------

LIABILITIES

   Payables for Fund Shares Redeemed                                           16                           10
   Payables for Securities Purchased                                            -                          445
   Management Fees and Other Accrued Expenses                                  77                          113
                                                                   --------------               --------------
         Total Liabilities                                                     93                          568
                                                                   --------------               --------------

NET ASSETS                                                         $       12,856               $       36,286
                                                                   ==============               ==============

NET ASSETS CONSIST OF:

   Paid-in Capital                                                 $       16,279               $       39,113
   Undistributed Net Realized Gain (Loss) on Investments
    and Foreign Currency Transactions                                      (2,663)                      (6,997)
   Unrealized Appreciation (Depreciation) on Investments
    and Foreign Currency Translations                                        (543)                       3,785
   Undistributed (Overdistributed) Net Investment Income                     (217)                         385
                                                                   --------------               --------------

NET ASSETS                                                         $       12,856               $       36,286
                                                                   ==============               ==============

CAPITAL SHARES OUTSTANDING                                              2,288,777                    4,238,437
                                                                   ==============               ==============

NET ASSET VALUE PER SHARE                                          $         5.62               $         8.56
                                                                   ==============               ==============

(1) The identified cost for the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo Japanese Equities Fund, and the TCW Galileo Latin America Equity Fund at April 30, 1998, was $13,188, $32,382, $48,310, $69,403, $12,687 and $24,371, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

                                                     Dollar Amounts in Thousands
                                                      (Except per Share Amounts)

                                                                  April 30, 1998

            TCW GALILEO                  TCW GALILEO                 TCW GALILEO                 TCW GALILEO
         EUROPEAN EQUITIES         INTERNATIONAL EQUITIES         JAPANESE EQUITIES             LATIN AMERICA
               FUND                         FUND                        FUND                     EQUITY FUND
        -------------------       ------------------------       -------------------           ---------------
         $         62,559             $        79,951             $         11,121             $       32,800
                       25                          15                            -                         25
                      525                           -                          523                        153
                      202                           8                           39                        159
                        6                           8                            6                          -
         ----------------             ---------------             ----------------             --------------
                   63,317                      79,982                       11,689                     33,137
         ----------------             ---------------             ----------------             --------------


                        -                           -                            -                         25
                    1,764                           -                          287                          -
                       87                          24                           66                        111
         ----------------             ---------------             ----------------             --------------
                    1,851                          24                          353                        136
         ----------------             ---------------             ----------------             --------------

         $         61,466             $        79,958             $         11,336             $       33,001
         ================             ===============             ================             ==============


         $         46,399             $        69,438             $         18,067             $       32,373

                      761                        (281)                      (5,092)                    (8,861)

                   14,249                      10,548                       (1,566)                     8,429
                       57                         253                          (73)                     1,060
         ----------------             ---------------             ----------------             --------------

         $         61,466             $        79,958             $         11,336             $       33,001
         ================             ===============             ================             ==============

                4,828,931                   6,848,267                    1,321,114                  2,439,495
         ================             ===============             ================             ==============

         $          12.73             $         11.68             $           8.58             $        13.53
         ================             ===============             ================             ==============

STATEMENTS OF OPERATIONS
------------------------

                                                                       TCW GALILEO                 TCW GALILEO
                                                                   ASIA PACIFIC EQUITY          EMERGING MARKETS
                                                                          FUND                        FUND
                                                                   -------------------          ----------------
INVESTMENT INCOME

   Income:
     Dividends                                                      $           75 /(2)/        $        480 /(2)/
     Interest                                                                   93                        97
                                                                    --------------              ------------
         Total                                                                 168                       577
                                                                    --------------              ------------
   Expenses:
     Management Fees                                                            68                       206
     Accounting Service Fees                                                    17                        17
     Custodian Fees                                                             32                        45
     Transfer Agent Fees                                                        15                        15
     Registration Fees                                                           4                         4
     Directors' Fees and Expenses                                                4                         4
     Audit and Tax Fees                                                          9                         9
     Amortization of Deferred Organization Costs                                 1                         1
     Other                                                                       2                         1
                                                                    --------------              ------------
   Total Expenses                                                              152                       302
   Less Expenses Borne by Investment Adviser                                     -                         -
                                                                    --------------              ------------
   Net Expenses                                                                152                       302
                                                                    --------------              ------------
   Net Investment Income (Loss)                                                 16                       275
                                                                    --------------              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY

   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions During the Period                        (4,496)                   (1,977)
   Change in Unrealized Appreciation (Depreciation)
    on Investments and Foreign Currency Translations
     During the Period                                                       2,799                     2,486
                                                                    --------------              ------------
   Net Realized and Unrealized Gain (Loss) on Investments
    and Foreign Currency During the Period                                  (1,697)                      509
                                                                    --------------              ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS                                                 $       (1,681)             $        784
                                                                    ==============              ============

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998.

(2) Net of foreign taxes withheld of $3, $14, $29, $1, and $33 for TCW Galileo Asia Pacific Equity Fund, TCW Galileo Emerging Markets Fund, TCW Galileo European Equities Fund, TCW Galileo Japanese Equities Fund, and TCW Galileo Latin America Equity Fund, respectively.

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

                                                     Dollar Amounts in Thousands
                                                 Six Months Ended April 30, 1998

            TCW Galileo                  TCW Galileo                 TCW Galileo                 TCW Galileo
         European Equities         International Equities         Japanese Equities              Latin America
             Fund /(1)/                   Fund /(1)/                  Fund /(1)/                  Equity Fund
        -------------------       ------------------------       -------------------             --------------
         $              6 /(2)/          $        280             $             12 /(2)/         $         432 /(2)/
                      287                          21                           17                          24
         ----------------             ---------------             ----------------               -------------
                      293                         301                           29                         456
         ----------------             ---------------             ----------------               -------------

                      165                           -                           31                         207
                       17                          17                           17                          17
                       25                           1                            5                          23
                        6                          11                            6                          18
                        4                           4                            4                           4
                        5                           4                            4                           4
                       10                           6                           10                           9
                        1                           1                            1                           3
                        3                           4                            3                           3
         ----------------             ---------------             ----------------               -------------
                      236                          48                           81                         288
                        -                           -                           31                           -
         ----------------             ---------------             ----------------               -------------
                      236                          48                           50                         288
         ----------------             ---------------             ----------------               -------------
                       57                         253                          (21)                        168
         ----------------             ---------------             ----------------               -------------


                      761                        (281)                      (5,092)                      5,597

                   10,804                      10,548                        3,861                      (3,167)
         ----------------             ---------------             ----------------               -------------

                   11,565                      10,267                       (1,231)                      2,430
         ----------------             ---------------             ----------------               -------------

         $         11,622             $        10,520             $         (1,252)              $       2,598
         ================             ===============             ================               =============

TCW GALILEO ASIA PACIFIC EQUITY FUND

                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                   Six Months Ended
                                                                    April 30, 1998                 Year Ended
                                                                      (Unaudited)               October 31, 1997
                                                                    ---------------            ------------------
OPERATIONS

   Net Investment Income (Loss)                                     $           16             $           (10)
   Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                                           (4,496)                      4,190
   Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                            2,799                      (9,363)
                                                                    --------------             ---------------
   (Decrease) in Net Assets Resulting from Operations                       (1,681)                     (5,183)
                                                                    --------------             ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                      -                        (322)
   Distributions in Excess of Net Investment Income                              -                        (233)
   Distributions from Net Realized Gains                                    (2,235)                          -
                                                                    --------------             ---------------
     Total Distributions to Shareholders                                    (2,235)                       (555)
                                                                    --------------             ---------------


CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (1,325,322 shares in 1998 and 671,147 shares in 1997)                    8,333                       7,355
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (388,551 shares in 1998 and 47,638 Shares in 1997)                       2,199                         540
   Cost of Shares Redeemed
    (2,316,974 shares in 1998 and 2,849,433 shares in 1997)                (15,087)                    (29,096)
                                                                    --------------             ---------------
   (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                      (4,555)                    (21,201)
                                                                    --------------             ---------------
   (Decrease) in Net Assets                                                 (8,471)                    (26,939)


NET ASSETS

   Beginning of Period                                                      21,327                      48,266
                                                                    --------------             ---------------
   End of Period                                                    $       12,856             $        21,327
                                                                    ==============             ===============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


TCW GALILEO EMERGING MARKETS FUND
                                                     Dollar Amounts in Thousands


STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------

                                                                   Six Months Ended
                                                                    April 30, 1998                 Year Ended
                                                                      (Unaudited)               October 31, 1997
                                                                  ------------------           -----------------
OPERATIONS

   Net Investment Income                                          $            275             $           221
   Net Realized Gain (Loss) on Investments and
    Foreign Currency Transactions                                           (1,977)                      4,502
   Change in Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                            2,486                      (1,473)
                                                                  ----------------             ---------------
   Increase in Net Assets Resulting from Operations                            784                       3,250
                                                                  ----------------             ---------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                      -                        (670)
                                                                  ----------------             ---------------
CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (301,922 shares in 1998 and 775,118 shares in 1997)                      2,417                       7,428
   Proceeds from Shares Issued Upon Reinvestment of Dividends
    (49,995 shares in 1997)                                                      -                         483
   Cost of Shares Redeemed
   (1,801,104 shares in 1998 and 2,135,058 shares in 1997)                 (14,641)                    (20,404)
                                                                  ----------------             ---------------
   (Decrease) in Net Assets Resulting from Capital
    Share Transactions                                                     (12,224)                    (12,493)
                                                                  ----------------             ---------------
   (Decrease) in Net Assets                                                (11,440)                     (9,913)


NET ASSETS

   Beginning of Period                                                      47,726                      57,639
                                                                  ----------------             ---------------
   End of Period                                                  $         36,286             $        47,726
                                                                  ================             ===============

See accompanying Notes to Financial Statements.

TCW GALILEO EMERGING MARKETS FUND
                                                     Dollar Amounts in Thousands


STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                                November 3, 1997
                                                                                                (Commencement of
                                                                                               Operations) through
                                                                                                 April 30, 1998
                                                                                                   (Unaudited)
                                                                                              -------------------
OPERATIONS

   Net Investment Income                                                                       $            57
   Net Realized Gain on Investments and Foreign Currency Transactions                                      761
   Change in Unrealized Appreciation on Investments
    and Foreign Currency Translations                                                                   10,804
                                                                                               ---------------
   Increase in Net Assets Resulting from Operations                                                     11,622
                                                                                               ---------------


CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of Limited Partnership Interests
    (3,226,833 shares) (Note 1)                                                                         32,268
   Proceeds from Shares Sold (1,683,267 shares)                                                         18,576
   Cost of Shares Redeemed (81,169 shares)                                                              (1,000)
                                                                                               ---------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                                          49,844
                                                                                               ---------------
   Increase in Net Assets                                                                               61,466

NET ASSETS

   Beginning of Period                                                                                       _
                                                                                               ---------------
   End of Period                                                                               $        61,466
                                                                                               ===============

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TCW GALILEO INTERNATIONAL EQUITIES FUND

                                                     Dollar Amounts in Thousands

STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

                                                                                                November 3, 1997
                                                                                                (Commencement of
                                                                                               Operations) through
                                                                                                 April 30, 1998
                                                                                                   (Unaudited)
                                                                                              --------------------
OPERATIONS

   Net Investment Income                                                                       $           253
   Net Realized (Loss) on Investments                                                                     (281)
   Change in Unrealized Appreciation on Investments                                                     10,548
                                                                                               ---------------
   Increase in Net Assets Resulting from Operations                                                     10,520
                                                                                               ---------------

CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of Limited Partnership
    Interests (4,670,385 shares) (Note 1)                                                               46,704
   Proceeds from Shares Sold (2,484,526 shares)                                                         26,059
   Cost of Shares Redeemed (306,644 shares)                                                             (3,325)
                                                                                               ---------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                                                          69,438
                                                                                               ---------------
   Increase in Net Assets                                                                               79,958

NET ASSETS

   Beginning of Period                                                                                       -
                                                                                               ---------------
   End of Period                                                                               $        79,958
                                                                                               ===============

See accompanying Notes to Financial Statements.

TWC GALILEO JAPANESE EQUITIES FUND
                                                     Dollar Amounts in Thousands

STATMENTS OF CHANGES IN NET ASSETS
----------------------------------
                                                                  November 3, 1997
                                                                  (Commencement of
                                                                Operations) through
                                                                     April 1998
                                                                    (unaudited)
                                                                -------------------
OPERATIONS

   Net Investment (Loss)                                         $             (21)
   Net Realized (Loss) on Investments and Foreign Currency
     Transactions                                                           (5,092)
   Change in Unrealized Appreciation on Investments
    and Foreign Currency Translations                                        3,861
                                                                 -----------------
   (Decrease) in Net Assets Resulting from Operations                       (1,252)
                                                                 -----------------


DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                    (52)
                                                                 -----------------


CAPITAL SHARE TRANSACTIONS

   Shares Issued upon Exchange of Limited Partnership
    Interests (960,559 shares) (Note 1)                                      9,606
   Proceeds from Shares Sold (645,940 shares)                                5,450
   Proceeds from Shares Issued upon Reinvestment of
    Dividends (7,216 shares)                                                    52
   Cost of Shares Redeemed (292,601 shares)                                 (2,468)
                                                                 -----------------
   Increase in Net Assets Resulting from
    Capital Share Transactions                                              12,640
                                                                 -----------------
   Increase in Net Assets                                                   11,336


NET ASSETS

   Beginning of Period                                                           -
                                                                 -----------------
   End of Period                                                 $          11,336
                                                                 =================

See accompanying Notes to Financial Statements.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TWC GALILEO LATIN AMERCIA EQUITY FUND

                                                     Dollar Amounts in Thousands

STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------
                                                                  Six Months Ended
                                                                   April 30, 1998                 Year Ended
                                                                     (Unaudited)               October 31, 1997
                                                                  ----------------             ----------------
OPERATIONS

   Net Investment Income                                          $          168                $            658
   Net Realized Gain on Investments and
    Foreign Currency Transactions                                          5,597                          17,076
   Change in Unrealized Appreciation (Depreciation)
    on Investments and Foreign Currency Translations                      (3,167)                          3,998
                                                                  --------------                ----------------
   Increase in Net Assets Resulting from Operations                        2,598                          21,732
                                                                  --------------                ----------------

DISTRIBUTIONS TO SHAREHOLDERS

   Distributions from Net Investment Income                                    -                            (726)
                                                                  --------------                ----------------

CAPITAL SHARE TRANSACTIONS

   Proceeds from Shares Sold
    (781,893 shares in 1998 and 879,898 shares in 1997)                   10,315                          11,912
   Proceeds from Shares Issued upon Reinvestment of Dividends
    (8,386 shares in 1997)                                                     -                              94
   Cost of Shares Redeemed
    (2,766,970 shares in 1998 and 3,292,335 shares in 1997)              (35,248)                        (45,999)
                                                                   -------------                ----------------
   (Decrease) in Net Assets Resulting from
    Capital Share Transactions                                           (24,933)                        (33,993)
                                                                   -------------                ----------------
   (Decrease) in Net Assets                                              (22,335)                        (12,987)

NET ASSETS

   Beginning of Period                                                    55,336                          68,323
                                                                   -------------                ----------------
   End of Period                                                   $      33,001                $         55,336
                                                                   =============                ================

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS  (Unaudited)
------------------------------------------

NOTE 1 -  ORGANIZATION
TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 17 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds, as well as the administrator of their day-to-day operations. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Fund, TCWLondon International, Limited is a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equity Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and eleven non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Galileo Mid-Cap Growth Fund, the TCW Galileo Small Cap Growth Fund, the TCW Galileo Asia Pacific Equity Fund, the TCW Galileo Emerging Markets Fund, the TCW Galileo Latin America Equity Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities
Fund) currently offered by the Company. On November 3, 1997, TCW Galileo International Equities Fund, TCW Galileo Japanese Equities Fund and TCW Galileo Value Opportunities Fund commenced operations resulting from the exchange of Limited Partnership interests. The assets and liabilities were transferred at historical cost from the respective predecessor limited partnerships to the Funds on November 3, 1997, and the fair values of which were exchanged for commons shares of the Funds. The transfers were treated as tax-free exchanges in accordance with the Internal Revenue Code. The TCW Galileo European Equities Fund commenced operations on November 3, 1997, as a new Galileo Fund.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments;
(3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Long-Term Mortgage Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Core Equities Fund (formerly TCWGalileo Core Equity Fund) emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Mid-Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equity Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Fund seeks long-term capital appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equity Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; and (17) the

                                                         TWC GALILEO FUNDS, INC,
                                                                 (International)






TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain (loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding on April 30, 1998.

----------------------------------------------------


REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 1998.

DEFERRED ORGANIZATION COSTS: Organization costs of $10,000 per Fund for the
TCW Galileo Asia Pacific Equity Fund and the TCW Galileo Emerging Markets Fund have been deferred and are also being amortized on a straight line basis over a five-year period from the commencement of operations of each Fund. Organizational costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo International Equities Fund and the TCWGalileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a give year period from the commencement of operations. Organizational costs for the TCW Galileo Latin America Equity Fund of $50,000 have been completely amortized as of April 30, 1998.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Asia Pacific Equity Fund, the TCWGalileo Emerging Markets Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund, and 2,000 shares of the TCW Galileo Latin America Equity Fund, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

EXPENSE ALLOCATION: Common expenses incurred by the Company are allocated among the Funds based upon the ratio of net assets of each Fund to the combined net assets of all the Funds. All other expenses are charged to each Fund as incurred on a specific identification basis.

NET ASSET VALUE: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Time.

DIVIDENDS AND DISTRIBUTIONS: It is the policy of the Funds to declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998




Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that effect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

NOTE 3 - FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1998, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                                                        TCW GALILEO         TCW GALILEO         TCW GALILEO
                                                   ASIA PACIFIC EQUITY   EMERGING MARKETS    EUROPEAN EQUITIES
                                                           FUND                FUND                FUND
                                                   -------------------   ----------------    -----------------
Unrealized Appreciation                               $     428,184       $   5,174,556       $  14,570,922
Unrealized (Depreciation)                                  (971,335)         (1,389,858)           (321,625)
                                                      --------------      --------------      ---------------
Net Unrealized Appreciation (Depreciation)            $    (543,151)      $   3,784,698       $  14,249,297
                                                      ==============      ==============      ===============
Cost of Investments for Federal
 Income Tax Purposes                                  $  13,188,477       $  32,381,897       $  48,309,283
                                                      ==============      ==============      ===============
                                                        TCW GALILEO         TCW GALILEO         TCW GALILEO
                                                  INTERNATIONAL EQUITIES JAPANESE EQUITIES LATIN AMERICA EQUITY
                                                           FUND                FUND                 FUND
                                                  ---------------------- ----------------- --------------------
Unrealized Appreciation                               $  11,486,140       $     190,482       $   9,108,788
Unrealized (Depreciation)                                  (938,357)         (1,756,851)           (679,616)
                                                      -------------       -------------       -------------
Net Unrealized Appreciation (Depreciation)            $  10,547,783       $  (1,566,369)      $   8,429,172
                                                      =============       =============       =============
Cost of Investments for Federal
 Income Tax Purposes                                  $  69,402,917       $  12,687,492       $  24,371,276
                                                      =============       =============       ==============

----------------------------------------------------


At April 30, 1998, the following Funds had net realized loss carryforwards for federal income tax purposes:

                                                           Expiring in
                                         ---------------------------------------------------
                                              2002             2003                2004
                                         -------------    ---------------     --------------
TCW Galileo Emerging Markets Fund        $          -     $    3,478,000      $     902,000
TCW Galileo Latin America Equity Fund               -         10,558,000          3,423,000

NOTE 4 - INVESTMENT ADVISORY AND ACCOUNTING SERVICE FEES

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

         TCW Galileo Asia Pacific Equity Fund                                   1.00%
         TCW Galileo Emerging Markets Fund                                      1.00%
         TCWGalileo European Equities Fund                                      0.75%
         TCWGalileo International Equities Fund                                 0.00%
         TCWGalileo Japanese Equities Fund                                      0.75%
         TCW Galileo Latin America Equity Fund                                  1.00%

Each equity Fund also reimburses the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year. The ordinary operating expenses of the TCWGalileo International Equities Fund and the TCW Galileo Japanese Equities Fund are limited to 1.16% and 1.20%, respectively, of the Fund's daily net assets until October 31, 1998.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 1998 were as follows:

                                                        TCW Galileo           TCW Galileo         TCW Galileo
                                                    Asia Pacific Equity    Emerging Markets    European Equities
                                                           Fund                 Fund                 Fund
                                                    -------------------    ----------------    -----------------
Purchases at Cost                                     $  13,232,933        $   17,125,100      $   26,811,813
                                                    ===================    ================    =================
Sales Proceeds                                        $  12,109,364        $   26,366,542      $   10,315,741
                                                    ===================    ================    =================

                                                       TCW Galileo              TCW Galileo          TCW Galileo
                                                  International Equities     Japanese Equities   Latin America Equity
                                                           Fund                    Fund                  Fund
                                                  ---------------------    -------------------   --------------------
Purchases at Cost                                     $  32,451,209        $     12,170,205      $  6,000,482
                                                    ===================    ===================   ===================
Sales Proceeds                                        $   5,362,000        $      9,841,640      $ 30,102,036
                                                    ===================    ===================   ===================

There were no purchases or sales of U.S. Government Securities for the funds for the six months ended April 30, 1998.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                  April 30, 1998


NOTE 6 - RESTRICTED SECURITIES

The following restricted securities held by the Funds as of April 30, 1998, were valued both at the date of acquisition and April 30, 1998, in accordance with the security valuation policy of the Funds described in Note 2. The restricted securities include securities purchased in private placement transactions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers or in a public offering registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.


TCW GALILEO ASIA PACIFIC EQUITY FUND:

     Number of                                                                      Date of
      Shares                             Investment                               Acquisition         Cost
-----------------      -------------------------------------------------------   -------------     -----------
           25,000      Fubon Insurance Company (144A) (GDR)(Taiwan)                  04/08/98      $  501,750

The total value of restricted securities is $507,500, which represents 3.9% of net assets of the Fund at April 30, 1998.

TCW GALILEO EMERGING MARKETS FUND:

     Number of                                                                      Date of
      Shares                             Investment                               Acquisition          Cost
-----------------      -------------------------------------------------------   -------------     -----------
            5,500      Chilectra, S.A. (144A) (ADR) (Chile)                          06/24/97      $  164,250
            8,250      Commercial International Bank (144A) (GDR) (Egypt)            02/25/97         196,969
            7,000      Fubon Insurance Company (144A) (GDR) (Taiwan)                 04/08/98         140,490
           26,500      Gazprom (144A) (ADR) (Russia)                                 11/18/97         612,284
            2,200      Gedeon Richter (144A) (ADR) (Hungary)                         08/02/96         121,435
           24,000      Mahanagar Telephone Nigam, Limited (144A) (GDR) (India)       12/04/97         286,992
           14,383      Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR) (Hungary)        10/17/97         336,298
            9,500      Suez Cement Company (144A) (GDR) (Egypt)                      07/14/97         191,425

The total value of restricted securities is $2,176,789, which represents 6% of net assets of the Fund at April 30, 1998.

TCW GALILEO LATIN AMERICA EQUITY FUND:

     Number of                                                                      Date of
      Shares                             Investment                               Acquisition         Cost
-----------------      -------------------------------------------------------   -------------     -----------
            9,300      Chilectra, S.A. (144A) (ADR) (Chile)                          06/24/97      $  289,213

The total value of restricted securities is $256,331, which represents 0.8% of net assets of the Fund at April 30, 1998.

---------------------------------------------------

Note 7 - Subsequent Event

On October 24, 1997, the Board of Directors of the Company approved the exchange of four limited partnerships into the TCW Galileo Enhanced 500 Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Large Cap Value Fund and TCW Galileo Emerging Markets Income Fund and the organization of a new fund, the TCW Galileo Small Cap Value Fund. The transfers will be treated as tax-free exchanges in accordance with the Internal Revenue Code. The assets and liabilities will be transferred at historical cost from the respective predecessor limited partnerships to the Funds on June 1, 1998 and the fair values of which will be exchanged for common shares of the Funds.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


TCW GALILEO ASIA PACIFIC EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                 Six Months                                                    March 1, 1994
                                                   Ended                                                      (Commencement of
                                                April 30, 1998           Year Ended October 31,              Operations) through
                                                                   ------------------------------------
                                                 (Unaudited)         1997          1996          1995         October 31, 1994
                                                 ----------        -------       --------      --------      -------------------
Net Asset Value per Share, Beginning
 of Period                                         $   7.37        $  9.61       $   8.67      $  10.19           $  10.00
                                                   --------        -------       --------      --------           --------

Income (Loss) from Investment Operations:
   Net Investment Income (Loss)                        0.01          (0.01)          0.06          0.06               0.03
   Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency               (0.62)         (2.10)          0.93         (1.19)              0.16
                                                   --------        -------       --------      --------           --------
     Total from Investment Operations                 (0.61)         (2.11)          0.99         (1.13)              0.19
                                                   --------        -------       --------      --------           --------

Less Distributions:
   Distributions from Net Investment Income               -          (0.08)         (0.05)        (0.01)                 -
   Distributions from Net Realized Gains              (1.14)         (0.05)             -         (0.22)                 -
   Distributions in Excess of Net Realized Gains          -              -              -         (0.16)                 -
                                                   --------        -------       --------      --------           --------
     Total Distributions                              (1.14)         (0.13)         (0.05)        (0.39)                 -

Net AssetValue per Share, End of Period            $   5.62        $  7.37       $   9.61      $   8.67             $10.19
                                                   ========        =======       ========      ========           ========

Total Return                                          (8.38)%/(2)/  (22.40)%        11.36%       (10.98)%             1.90%/(1)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)           $ 12,856        $21,327       $ 48,266      $ 46,709           $ 54,019

Ratio of Expenses to Average Net Assets                2.22%/(3)/     1.49%          1.43%         1.47%/(4)/         1.40%/(3)/(4)/

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                    0.22%/(3)/    (0.02)%         0.66%         0.74%              0.45%/(3)/

Portfolio Turnover Rate                              111.29%/(2)/    81.92%         84.81%       102.01%             46.75%/(1)/

Average Commission Rate Paid by the Fund/(5)/      $   0.01        $  0.00       $   0.01           N/A                N/A

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(3) Annualized.

(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the fiscal year ended October 31, 1995 and 1.60% for the period March 1, 1994 (commencement of operations) through October 31, 1994.

(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

                                                         Six Months                                           March 1, 1994
                                                            Ended                                            (Commencement of
                                                       April 30, 1998       Year Ended October 31,          Operations) through
                                                                       -----------------------------------
                                                         (Unaudited)     1997         1996          1995      October 31, 1994
                                                         ----------    --------     --------      --------  -------------------
Net Asset Value per Share, Beginning
 of Period                                               $    8.32     $  8.18      $  7.19       $  9.73         $  10.00
                                                         ----------    --------     --------      --------        --------
Income (Loss) from Investment Operations:

   Net Investment Income (Loss)                               0.05        0.03         0.07          0.04            (0.01)
   Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency                       0.19        0.22         0.94         (2.58)           (0.26)
                                                         ----------    --------     --------      --------        --------

     Total from Investment Operations                         0.24        0.25         1.01         (2.54)           (0.27)
                                                         ----------    --------     --------      --------        --------
Less Distributions:
   Distributions from Net Investment Income                      -       (0.11)       (0.02)            -                -
                                                         ----------    --------     --------      --------        --------

Net AssetValue per Share, End of Period                  $    8.56     $  8.32      $  8.18       $  7.19         $   9.73
                                                         ==========    ========     ========      ========        ========

Total Return                                                  2.88%/(2)/  2.82%       14.14%       (26.11)%          (2.70)%/(1)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                 $  36,286     $47,726      $57,639       $51,873         $ 70,212

Ratio of Expenses to Average Net Assets                       1.47%/(3)/  1.50%        1.41%         1.55%            1.70%/(3)/

Ratio of Net Investment Income (Loss) to
 Average Net Assets                                           1.33%/(3)/  0.36%        0.82%         0.54%           (0.09)%/(3)/

Portfolio Turnover Rate                                      45.76%/(2)/ 79.80%       83.76%        74.24%           61.28%/(1)/

Average Commission Rate Paid by the Fund/(4)/            $    0.00     $  0.00      $  0.00           N/A              N/A

(1) For the period March 1, 1994 (commencement of operations) through October 31, 1994 and not indicative of a full year's operating results.

(2) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(3) Annualized.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)

TCW GALILEO EUROPEAN EQUITIES FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   November 3,1997
                                                                                                  (Commencement of
                                                                                                 Operations) through
                                                                                                   April 30, 1998
                                                                                                     (Unaudited)
                                                                                                 -------------------
Net Asset Value per Share, Beginning
 of Period                                                                                         $    10.00
                                                                                                   ----------
Income (Loss) from Investment Operations:

   Net Investment Income                                                                                 0.01
   Net Realized and Unrealized Gain
    on Investments and Foreign Currency                                                                  2.72
                                                                                                   ----------

     Total from Investment Operations                                                                    2.73
                                                                                                   ----------

Net AssetValue per Share, End of Period                                                            $    12.73
                                                                                                   ==========

Total Return                                                                                            27.30%/(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                                           $   61,466

Ratio of Expenses to Average Net Assets                                                                  1.07%/(2)/

Ratio of Net Investment Income to
 Average Net Assets                                                                                      0.26%/(2)/

Portfolio Turnover Rate                                                                                 23.91%/(1)/

Average Commission Rate Paid by the Fund/(3)/                                                     $     0.02

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO INTERNATIONAL EQUITIES FUND

FINANCIAL HIGHLIGHTS
--------------------

                                                                                                   November 3,1997
                                                                                                    (Commencement of
                                                                                                 Operations) through
                                                                                                   April 30, 1998
                                                                                                     (Unaudited)
                                                                                                 -------------------
Net Asset Value per Share, Beginning
 of Period                                                                                         $    10.00
                                                                                                   ----------

Income (Loss) from Investment Operations:

   Net Investment Income                                                                                 0.04
   Net Realized and Unrealized Gain
    on Investments and Foreign Currency                                                                  1.64
                                                                                                   ----------

     Total from Investment Operations                                                                    1.68
                                                                                                   ----------

Net AssetValue per Share, End of Period                                                            $    11.68
                                                                                                   ==========

Total Return                                                                                            16.80%/(1)/

RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                                           $   79,958

Ratio of Expenses to Average Net Assets                                                                  0.16%/(2)/

Ratio of Net Investment Income to
 Average Net Assets                                                                                      0.85%/(2)/

Portfolio Turnover Rate                                                                                 10.70%/(1)/

Average Commission Rate Paid by the Fund/(3)/                                                      $    0.00

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                      TCW GALILEO FUNDS, INC.
                                                              (International)

TCW GALILEO JAPANESE EQUITIES FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                     November 3,1997
                                                                    (Commencement Of
                                                                   Operations) Through
                                                                     April 30, 1998
                                                                      (Unaudited)
                                                                   -------------------
Net Asset Value per Share, Beginning
 of Period                                                            $   10.00
                                                                      ---------

Income (Loss) from Investment Operations:
   Net Investment (Loss)                                                  (0.02)
   Net Realized and Unrealized (Loss)
    on Investments and Foreign Currency                                   (1.33)
                                                                      ---------
     Total from Investment Operations                                     (1.35)
                                                                      ---------

Less Distributions:
   Distributions from Net Investment Income                               (0.07)
                                                                      ---------

Net Asset Value per Share, End of Period                              $    8.58
                                                                      =========

Total Return                                                             (13.37)% /(1)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                              $  11,336

Ratio of Net Expenses to Average Net Assets                                1.20% /(2)(3)/

Ratio of Net Investment (Loss) to
 Average Net Assets                                                       (0.50)% /(2)/

Portfolio Turnover Rate                                                  122.55% /(1)/

Average Commission Rate Paid by the Fund /(4)/                          $    0.00

(1) For the period November 3, 1997 (commencement of operations) through April 30, 1998 and not indicative of a full year's operating results.

(2) Annualized.

(3) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through October 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.94% for the period November 3, 1997 (commencement of operations) through April 30, 1998.

(4) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

TCW GALILEO LATIN AMERICAN EQUITY FUND


FINANCIAL HIGHLIGHTS
--------------------

                                                                     Six Months
                                                                       Ended
                                                                    April 30, 1998
                                                                      (Unaudited)
                                                                    --------------
Net Asset Value per Share, Beginning
 of Period                                                              $ 12.51
                                                                        -------

Income (Loss) from Investment Operations:

   Net Investment Income                                                   0.08
   Net Realized and Unrealized Gain (Loss)
    on Investments and Foreign Currency                                    0.94
                                                                        -------
     Total from Investment Operations                                      1.02
                                                                        -------

Less Distributions:

   Distributions from Net Investment Income                                   -
   Distributions from Net Realized Gains                                      -
   Distributions in Excess of Net Realized
     Gains                                                                    -
                                                                        -------
     Total Distributions                                                      -
                                                                        -------
Net Asset Value per Share, End of Period                                $ 13.53
                                                                        =======

Total Return                                                               8.15% /(3)/


RATIOS/SUPPLEMENTAL DATA:

Net Assets, End of Period (in thousands)                                $33,001

Ratio of Expenses to Average Net Assets                                    1.39% /(4)/

Ratio of Net Investment Income to Average
 Net Assets                                                                0.81% /(4)/

Portfolio Turnover Rate                                                   14.63% /(3)/

Average Commission Rate Paid by the Fund /(5)/                          $  0.00


(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.

(2) For the period March 1, 1993 (commencement of operations) through December 31, 1993 and not indicative of a full year's operating results.

(3) For the six months ended April 30, 1998 and not indicative of a full year's operating results.

(4) Annualized.

(5) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.50% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.52% for the period March 1, 1993 (commencement of operations) through December 31, 1993.

(6) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)


                                                                                                    March 1, 1993
                         Year Ended October 31,                           Ten Months              (Commencement of
---------------------------------------------------------------              Ended               Operations) through
           1997                  1996                  1995            October 31, 1994           December 31, 1993
-----------------------     ------------------     ------------        ----------------          -------------------

$                 10.01     $             7.92     $      14.99        $          15.11          $             10.00
-----------------------     ------------------     ------------        ----------------          -------------------


                   0.11                   0.11             0.06                    0.01                         0.08

                   2.50                   2.03            (5.92)                  (0.13)                        6.35
-----------------------     ------------------     ------------        ----------------          -------------------
                   2.61                   2.14            (5.86)                  (0.12)                        6.43
-----------------------     ------------------     ------------        ----------------          -------------------

                  (0.11)                 (0.05)               _                       _                        (0.08)
                      _                      _                _                       _                        (1.21)

                      _                      _            (1.21)                      _                        (0.03)
-----------------------     ------------------     ------------        ----------------          -------------------
                  (0.11)                 (0.05)           (1.21)                      _                        (1.32)
-----------------------     ------------------     ------------        ----------------          -------------------
$                 12.51     $            10.01     $       7.92        $          14.99          $             15.11
=======================     ==================     ============        ================          ===================


                  26.24%                 27.08%          (40.95)%                 (0.79)%/(1)/                 64.27%/(2)/



$                55,336     $           68,323     $     38,942        $        122,610          $            89,910

                   1.46%                  1.44%            1.58%/(5)/              1.36%/(4)(5)/                1.50%/(4)(5)/


                   0.87%                  1.12%            0.59%                   0.11%/(4)/                   0.77%/(4)/

                  21.17%                 44.32%           75.62%                 143.65%/(1)/                 120.06%/(2)/

$                  0.00     $             0.00             N/A                     N/A                           N/A

                                                         TCW GALILEO FUNDS, INC.
                                                                 (International)



SHAREHOLDER INFORMATION
-----------------------


DIRECTORS AND OFFICERS                       INVESTMENT ADVISER

Marc I. Stern                                TCW Funds Management, Inc.
Director and Chairman of the Board           865 South Figueroa Street
                                             Los Angeles, California 90017
                                             (213) 244-0000
Thomas E. Larkin, Jr.
Director and President
                                             SUB-ADVISERS
John C. Argue
Director                                     TCW Asia Limited
                                             Suite 1308, One Pacific Place
                                             88 Queensway
Norman Barker, Jr.                           Hong Kong
Director

                                             TCW London International, Limited
Richard W. Call                              16 Charles II Street
Director                                     London, England SW1Y4QU


Alvin R. Albe, Jr.
Senior Vice President and Treasurer          CUSTODIAN

                                             BNY Western Trust Company
Michael E. Cahill                            700 South Flower Street
Senior Vice President,                       Suite 200
General Counsel and Assistant Secretary      Los Angeles, California 90017


Ronald E. Robison
Senior Vice President                        TRANSFER AGENT

                                             DST Systems, Inc.
Philip K. Holl                               811 Main Street
Secretary                                    Kansas City, Missouri 64105


Marie M. Bender
Assistant Secretary                          DISTRIBUTOR

                                             TCW Brokerage Services
Hilary G.D. Lord                             865 South Figueroa Street
Assistant Secretary                          Los Angeles, California 90017
                                             (213) 244-0000

Peter C. DiBona
Assistant Treasurer
                                             INDEPENDENT AUDITORS

                                             Deloitte & Touche LLP
                                             1000 Wilshire Boulevard
                                             Los Angeles, California 90017

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